COLLABORATION ARRANGEMENTS (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Apr. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Feb. 28, 2021 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative
Revenues		$ 7,670,902	$ 103,204	$ 18,111,491
Guilin Sanjin Pharmaceutical Co., Ltd. License Agreement
Collaborative Arrangement and Arrangement Other than Collaborative
Upfront cash payment received | ¥	¥ 10,000,000
Agreed period for not to grant rights associated with antibodies to third parties	3 years
Dragon Boat Biopharmaceutical (Shanghai) Limited License Agreement
Collaborative Arrangement and Arrangement Other than Collaborative
Agreed period for not to grant rights associated with antibodies to third parties		3 years
Upfront fee received | ¥							¥ 4,000,000
Milestone fee received | ¥							¥ 4,000,000
Revenues		$ 0	0	0
Exelixis Inc Agreement
Collaborative Arrangement and Arrangement Other than Collaborative
Upfront cash payment received					$ 8,500,000	$ 11,000,000
Upfront fee received				5,500,000
Milestone fee received				3,000,000
Revenues		0	$ 0	9,600,000		$ 1,100,000
Payment of upfront-refundable fee								$ 1,100,000		$ 11,000,000
Milestone payments receivable based on development and regulatory milestones										127,500,000
Milestone payments receivable based on sales										$ 262,500,000
Milestone payment received				3,000,000	3,000,000
Exelixis Inc Agreement | Delivery of data packages and achievement of initial target milestone
Collaborative Arrangement and Arrangement Other than Collaborative
Revenues				8,500,000
Exelixis Inc Agreement | Delivery of additional masked antibodies
Collaborative Arrangement and Arrangement Other than Collaborative
Revenues				$ 1,100,000
Sanofi Agreement
Collaborative Arrangement and Arrangement Other than Collaborative
Upfront cash payment received					$ 17,500,000
Revenues		2,149,817
Payment of upfront-refundable fee									$ 17,500,000
Percentage of revenue					100
Milestone payments receivable based on development and regulatory milestones									173,500,000
Milestone payments receivable based on sales									$ 450,000,000
Third Arc Agreement
Collaborative Arrangement and Arrangement Other than Collaborative
Upfront cash payment received		5,000,000
Payment of upfront-refundable fee		5,000,000
Commercial based milestone		$ 840,000,000